Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock [Member]
Common stock issued to ESOP, shares (in shares)	24,572		14,618
Common stock issued through dividend reinvestment, shares (in shares)			4,304
Acquisition – Milton Bancorp, Inc., shares (in shares)	523,518
Retained Earnings [Member]
Cash dividends, per share (in dollars per share)	$ 0.82	$ 0.89	$ 0.84
Common stock issued to ESOP, shares (in shares)	24,572		14,618